WRL FREEDOM PREMIER(SM)
                                VARIABLE ANNUITY

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
PROSPECTUS
MAY 1, 2000


     This prospectus gives you important information about the WRL Freedom Premier,(SM) a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

     You can put your money into 30 investment choices: a fixed account and 29 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

     The 29 portfolios we currently offer through the subaccounts under this Contract are:


                              WRL SERIES FUND, INC.
 WRL VKAM Emerging Growth                                             WRL Great Companies -- America (SM)
 WRL T. Rowe Price Small Cap                                          WRL Salomon All Cap
 WRL Goldman Sachs Small Cap                                          WRL C.A.S.E. Growth
 WRL Pilgrim Baxter Mid Cap Growth                                    WRL Dreyfus Mid Cap
 WRL Alger Aggressive Growth                                          WRL NWQ Value Equity
 WRL Third Avenue Value                                               WRL T. Rowe Price Dividend Growth
 WRL Value Line Aggressive Growth                                     WRL Dean Asset Allocation
 WRL GE International Equity (formerly, WRL GE/Scottish Equitable     WRL LKCM Strategic Total Return
  International Equity)
 WRL Janus Global                                                     WRL J.P. Morgan Real Estate Securities
 WRL Great Companies -- Technology (SM)                               WRL Federated Growth & Income
 WRL Janus Growth                                                     WRL AEGON Balanced
 WRL Goldman Sachs Growth                                             WRL AEGON Bond
 WRL GE U.S. Equity                                                   WRL J.P. Morgan Money Market

               VARIABLE INSURANCE PRODUCTS FUND (VIP) Fidelity VIP
 Equity-Income Portfolio -- Service Class 2

                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2

                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     If you would like more information about the WRL Freedom Premier,(SM) you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2000. Please call us at 1-800-851-9777 or write us at: Western Reserve, Administrative Office -- Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:
/bullet/ ARE NOT BANK DEPOSITS
/bullet/ ARE NOT FEDERALLY INSURED
/bullet/ ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
/bullet/ ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
/bullet/ INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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
DEFINITIONS OF SPECIAL TERMS .......................................     1
SUMMARY ............................................................     4
ANNUITY CONTRACT FEE TABLE .........................................    11
EXAMPLES ...........................................................    13
 1.  THE ANNUITY CONTRACT ..........................................    15
     The Contract ..................................................    15
     Other Contracts ...............................................    16
 2.  ANNUITY PAYMENTS (THE INCOME PHASE) ...........................    16
     Annuity Payment Options Under the Contract ....................    16
     Fixed Annuity Payment Options .................................    17
     Variable Annuity Payment Options ..............................    18
     Guaranteed Minimum Income Benefit Rider (the "Rider") .........    19
 3.  PURCHASE ......................................................    22
     Contract Issue Requirements ...................................    22
     Premium Payments ..............................................    22
     Initial Premium Requirements ..................................    22
     Additional Premium Payments ...................................    23
     Maximum Annual Premium Payments ...............................    23
     Allocation of Premium Payments ................................    24
     Right to Cancel Period ........................................    24
     Annuity Value .................................................    25
     Accumulation Units ............................................    25
 4.  INVESTMENT CHOICES ............................................    25
     The Separate Account ..........................................    25
     The Fixed Account .............................................    27
     Transfers .....................................................    27
     Dollar Cost Averaging Program .................................    28
     Asset Rebalancing Program .....................................    29
     Telephone or Fax Transactions .................................    30
     Third Party Investment Services ...............................    30
 5.  EXPENSES ......................................................    31
     Mortality and Expense Risk Charge .............................    31
     Administrative Charge .........................................    31
     Guaranteed Minimum Income Benefit Rider Charge ................    31
     Separate Account Annuitization Charge .........................    32
     Annual Contract Charge ........................................    32
     Transfer Charge ...............................................    32
     Loan Processing Fee ...........................................    32
     Premium Taxes .................................................    33
     Federal, State and Local Taxes ................................    33
     Surrender Charge ..............................................    33
     Portfolio Management Fees .....................................    37
     Reduced or Waived Charges and Expenses to Employees ...........    37

 6.  TAXES ...............................................................   37
     Annuity Contracts in General ........................................   37
     Qualified and Nonqualified Contracts ................................   38
     Partial and Complete Surrenders -- Nonqualified Contracts ...........   39
     Multiple Contracts ..................................................   39
     Diversification and Distribution Requirements .......................   39
     Partial and Complete Surrenders -- Qualified Contracts ..............   40
     Taxation of Death Benefit Proceeds ..................................   40
     Annuity Payments ....................................................   41
     Transfers, Assignments or Exchanges of Contracts ....................   41
     Possible Tax Law Changes ............................................   42
 7.  ACCESS TO YOUR MONEY ................................................   42
     Partial and Complete Surrenders .....................................   42
     Delay of Payment and Transfers ......................................   43
     Systematic Partial Surrenders .......................................   43
     Contract Loans for Qualified Contracts ..............................   44
 8.  PERFORMANCE .........................................................   46
 9.  DEATH BENEFIT .......................................................   47
     When We Pay a Death Benefit .........................................   47
     When We Do Not Pay a Death Benefit ..................................   47
     Standard Death Benefit (Option A) ...................................   48
     Compounding Minimum Death Benefit (Option B) ........................   49
     Effect of Adjusted Partial Surrender on Certain Death Benefits ......   49
     Alternate Payment Elections Before the Maturity Date ................   50
10.  OTHER INFORMATION ...................................................   50
     Ownership ...........................................................   50
     Annuitant ...........................................................   50
     Beneficiary .........................................................   50
     Assignment ..........................................................   51
     Western Reserve Life Assurance Co. of Ohio ..........................   51
     The Separate Account ................................................   51
     Voting Rights .......................................................   52
     Distribution of the Contracts .......................................   52
     Non-Participating Contract ..........................................   53
     Variations in Contract Provisions ...................................   53
     IMSA ................................................................   53
     Legal Proceedings ...................................................   53
     Financial Statements ................................................   53
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .............   54
APPENDIX A -- CONDENSED FINANCIAL INFORMATION ............................   55
APPENDIX B -- HISTORICAL PERFORMANCE DATA ................................   70

DEFINITIONS OF SPECIAL TERMS
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
 accumulation       The period between the Contract date and the maturity date while the
 period             Contract is in force.
                    -------------------------------------------------------------------------------
 accumulation       An accounting unit of measure we use to calculate subaccount values during
 unit value         the accumulation period.
                    -------------------------------------------------------------------------------
 administrative     Our administrative office and mailing address is P.O. Box 5068, Clearwater,
 office             Florida 33758-5068. Our street address is 570 Carillon Parkway,
                    St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
                    -------------------------------------------------------------------------------
 age                The issue age is the annuitant's age on his/her birthday
                    immediately preceding the Contract date. Attained age is
                    the issue age plus the number of completed Contract years.
                    When we use the term "age" in this prospectus, it has the
                    same meaning as "attained age" in the Contract.
                    -------------------------------------------------------------------------------
 annuitant          The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and
                    annuity provision.
                    -------------------------------------------------------------------------------
 annuity unit       An accounting unit of measure we use to calculate annuity payments from the
 value              subaccounts after the maturity date.
                    -------------------------------------------------------------------------------
 annuity value      The sum of the separate account value and the fixed account value.
                    -------------------------------------------------------------------------------
 beneficiary(ies)   The person(s) you elect to receive the death benefit
                    proceeds under the Contract.
                    -------------------------------------------------------------------------------
 cash value         The annuity value less the annual Contract charge, any
                    applicable premium taxes, any surrender charge, and any
                    Guaranteed Minimum Income Benefit Rider charge.
                    -------------------------------------------------------------------------------
 Code               The Internal Revenue Code of 1986, as amended.
                    -------------------------------------------------------------------------------
 Contract date      The later of the date on which the initial premium
                    payment is received or the date that the properly completed application is received at Western Reserve's administrative office. It is also the date when, depending on your state of residence, we allocate your premium payment(s) either to the reallocation account or to the fixed account and the
                    subaccounts you selected on your application. We measure
                    Monthiversaries, Contract years and Contract anniversaries from the Contract date.
                    -------------------------------------------------------------------------------
 death report day   The valuation date on which we have received both
                    proof of annuitant's death and your beneficiary's election regarding payment.
                    -------------------------------------------------------------------------------
 fixed account      An option to which you can direct your money under
                    the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
                    -------------------------------------------------------------------------------
 fixed account      During the accumulation period, your Contract's value in the fixed account.
 value
                    -------------------------------------------------------------------------------

 funds               Investment companies which are registered with the U.S. Securities and
                     Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
                     -----------------------------------------------------------------------------------
 in force            Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                     -----------------------------------------------------------------------------------
 maturity date       The date on which the accumulation period ends and
                     annuity payments begin. The latest maturity date is the
                     annuitant's 95th birthday.
                     -----------------------------------------------------------------------------------
 Monthiversary       The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the
                     Contract date, the Monthiversary is the first day of the
                     next month.
                     -----------------------------------------------------------------------------------
 NYSE                New York Stock Exchange.
                     -----------------------------------------------------------------------------------
 nonqualified        Contracts issued other than in connection with retirement plans.
 Contracts
                     -----------------------------------------------------------------------------------
 owner               The person(s) entitled to exercise all rights under the Contract. The annuitant is
 (you, your)         the owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
                     -----------------------------------------------------------------------------------
 portfolio           A separate investment portfolio of a fund.
                     -----------------------------------------------------------------------------------
 premium             Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments            consideration for the benefits provided by the Contract. When we use the term
                     "premium payment" in this prospectus, it has the same
                     meaning as "net premium payment" in the Contract, which
                     means the premium payment less any applicable premium
                     taxes.
                     -----------------------------------------------------------------------------------
 qualified           Contracts issued in connection with retirement plans that qualify for
 Contracts           special federal income tax treatment under the Code.
                     -----------------------------------------------------------------------------------
 reallocation        The WRL J.P. Morgan Money Market subaccount.
 account
                     -----------------------------------------------------------------------------------
 reallocation date   The date shown on the schedule page of your Contract
                     when we reallocate all annuity value held in the
                     reallocation account to the fixed account and subaccounts
                     you selected. We place your premium in the reallocation
                     account only if your state requires us to return the full
                     premium in the event you exercise your right to cancel. In all other states, the reallocation date is the Contract
                     date.
                     -----------------------------------------------------------------------------------
 separate account    WRL Series Annuity Account, a separate account
                     composed of subaccounts established to receive and invest
                     premium payments not allocated to the fixed account.
                     -----------------------------------------------------------------------------------
 separate account    During the accumulation period, your Contract's value in the
 value               separate account, which equals the total value in each subaccount.
                     -----------------------------------------------------------------------------------

 subaccount         A subdivision of the separate account that invests
                    exclusively in the shares of a specified portfolio and
                    supports the Contracts. Subaccounts corresponding to each
                    portfolio hold assets under the Contract during the
                    accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you
                    select a variable annuity option.
                    ----------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    ----------------------------------------------------------------------------------
 valuation date/    Each day on which the NYSE is open for trading, except when a subaccount's
 business day       corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
                    ----------------------------------------------------------------------------------
 valuation period   The period of time over which we determine the change
                    in the value of the subaccounts in order to price
                    accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently
                    4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the NYSE on the next
                    valuation date.
                    ----------------------------------------------------------------------------------
 Western Reserve    Western Reserve Life Assurance Co. of Ohio.
 (we, us, our)
                    ----------------------------------------------------------------------------------

SUMMARY
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     THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS,
WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

     The WRL Freedom Premier(SM) is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

     The Contract allows you to direct your money into any of the 29 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

     You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

     You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

     The Contract also allows you to select a compounding minimum death benefit (see page 49) and a Guaranteed Minimum Income Benefit Rider (see page 19).

     The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the Contract's annuity payment option you choose, and whether you choose the Guaranteed Minimum Income Benefit Rider, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

     The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, and will be reduced by the separate account annuitization charge. You cannot annuitize until your Contract's fifth anniversary.

     You may also elect a rider for an extra charge that guarantees a minimum amount of income payments if you annuitize under one of the rider's variable payment options. See Guaranteed Minimum Income Benefit Rider page 19.

3. PURCHASE

     You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) under most circumstances. You can add as little as $50 at any time during the accumulation period.

4. INVESTMENT CHOICES

     You can invest your money in any of the 29 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

                             WRL SERIES FUND, INC.

    [ ] WRL VKAM Emerging Growth              [ ] WRL Great Companies -- America(SM)
    [ ] WRL T. Rowe Price Small Cap           [ ] WRL Salomon All Cap
    [ ] WRL Goldman Sachs Small Cap           [ ] WRL C.A.S.E. Growth
    [ ] WRL Pilgrim Baxter Mid Cap Growth     [ ] WRL Dreyfus Mid Cap
    [ ] WRL Alger Aggressive Growth           [ ] WRL NWQ Value Equity
    [ ] WRL Third Avenue Value                [ ] WRL T. Rowe Price Dividend Growth
    [ ] WRL Value Line Aggressive Growth      [ ] WRL Dean Asset Allocation
    [ ] WRL GE International Equity           [ ] WRL LKCM Strategic Total Return
    [ ] WRL Janus Global                      [ ] WRL J.P. Morgan Real Estate Securities
    [ ] WRL Great Companies -- Technology(SM) [ ] WRL Federated Growth & Income
    [ ] WRL Janus Growth                      [ ] WRL AEGON Balanced
    [ ] WRL Goldman Sachs Growth              [ ] WRL AEGON Bond
    [ ] WRL GE U.S. Equity                    [ ] WRL J.P. Morgan Money Market

               VARIABLE INSURANCE PRODUCTS FUND (VIP) Fidelity VIP Equity-Income Portfolio -- Service Class 2

                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
  Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2

                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
  Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

     You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

     Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.

5. EXPENSES

     We do not take any deductions from premium payments at the time you buy the Contract. You invest the full amount of each premium payment in one or more of the investment choices.

     During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% (1.25% if you select the compounding minimum death benefit) and a daily administrative charge of 0.40% each year from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity option, we deduct a separate account annuitization charge from your subaccount assets at an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

     During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

     We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.

     We may deduct state premium taxes, which currently range from 0% to 3.50%, when you pay your premium(s), or if you surrender the Contract or partially surrender its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

     If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% -- 25 through 36 months; 5% -- 37 through 48 months; 4% -- 49 through 60 months; 3% -- 61 through 72 months; 2% -- 73 through 84 months; and no surrender charge -- 85 months or more.

     When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders or systematic partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge on partial surrenders up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. We waive this charge under certain circumstances. See Expenses -- Surrender Charge on page 33 for how we calculate the surrender charge waiver.

     The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These charges currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 11 in this prospectus and the fund prospectuses.

     If you select the Guaranteed Minimum Income Benefit Rider (the "Rider"), there is an annual charge during the accumulation phase of 0.30% of the minimum annuitization value. We deduct the Rider charge from your annuity value on each Contract anniversary and on the termination date of the Rider. We waive the Rider charge if your annuity value on any Contract anniversary exceeds the Rider charge waiver threshold (currently 2.0) times the minimum annuitization value. If you annuitize under the Rider, we will assess a daily separate account annuitization charge at an annual rate of 2.50% of the daily net assets in the subaccounts; this charge will be reflected in your variable payments. The separate account annuitization charge is paid in place of the mortality and expense risk charge and the administrative charge. The Rider is not available in all states.

6. TAXES

     The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.

     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. ACCESS TO YOUR MONEY

     You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

     Partial surrenders may reduce the death benefit (and certain values under the Rider) by more than the amount surrendered.

8. PERFORMANCE

     The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT

     If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit. Death benefit provisions may vary by state.

     If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

     If the annuitant dies during the accumulation period, the death benefit will be the greatest of:

     o the annuity value of your Contract on the death report day;
     o the total premium payments you make to the Contract, reduced by partial surrenders;
     o the monthly step-up; or
     o if selected, the compounding minimum death benefit.

     The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 17 and 18 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

10. OTHER INFORMATION

     RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). In those states, we will place your premium payment(s) in the reallocation account until the reallocation date shown on your Contract schedule page. We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

     ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

     o REDUCED MINIMUM INITIAL PREMIUM PAYMENT (FOR NONQUALIFIED
       CONTRACTS) -- You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

     o SYSTEMATIC PARTIAL SURRENDERS -- You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

     o DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

     o ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

     o TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.

     o NURSING CARE FACILITY WAIVER -- If you are confined to a nursing care facility, you may take partial surrenders or surrender your Contract completely without paying the surrender charge, under certain circumstances.

     o TERMINAL CONDITION WAIVER -- Under a terminal condition waiver, if certain medically-related circumstances occur, we will allow you to fully or partially surrender your money without a surrender charge.

     o CONTRACT LOANS -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Qualified Contracts on page 44 for details.

     o COMPOUNDING MINIMUM DEATH BENEFIT -- You may add this feature for an additional charge. You must select this feature on your application. This feature is not available to annuitants age 74 or older on the Contract date. This feature ensures that any death benefit payable on the death of the annuitant will be no less than total premium payments paid for this Contract, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after your 81st birthday.

     o GUARANTEED MINIMUM INCOME BENEFIT RIDER -- You may add this Rider for an additional charge. It assures you of a minimum level of income in the future, provided you satisfy certain conditions and annuitize under the variable annuity payment options available in the Rider. This Rider is not available in all states and may vary by state.

     These features may not be available in all states and may not be suitable for your particular situation.

     Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

11. INQUIRIES

     If you need more information, please contact us at:


       Western Reserve Life
         Administrative Office
         Annuity Department
         P.O. Box 9051
         Clearwater, FL 33758-9051
         1-800-851-9777
         www.westernreserve.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      OWNER TRANSACTION EXPENSES
-----------------------------------------------------
Sales Load On Premium Payments................ None
Maximum Surrender Charge(1)(2)
  (as a % of premium payments)................    7%
Transfer Charge...............$10 After 12 Per Year
Loan Processing Fee(3).................$30 Per Loan
Guaranteed Minimum Income
  Benefit Rider Charge during the accumulation
  period (optional)(4)........................ 0.30%
=====================================================
ANNUAL CONTRACT CHARGE(2)(5)...$30 Per Contract Year


          SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE
           DURING THE ACCUMULATION PERIOD)
-----------------------------------------------------
UNDER STANDARD DEATH BENEFIT:
Mortality and Expense Risk Charge(6) ......... 1.00%
Administrative Charge(6) ..................... 0.40%
                                               ----
TOTAL SEPARATE ACCOUNT ANNUAL
  EXPENSES ................................... 1.40%
WITH COMPOUNDING MINIMUM DEATH BENEFIT ADDED:
Mortality and Expense Risk Charge(6) ......... 1.25%
Administrative Charge(6) ..................... 0.40%
                                               ----
TOTAL SEPARATE ACCOUNT ANNUAL
  EXPENSES ................................... 1.65%

--------------------------------------------------------------------------------
                         PORTFOLIO ANNUAL EXPENSES(7)

   (as a percentage of average net assets and after expense reimbursements)

                                                                                      MANAGEMENT     OTHER
  PORTFOLIO                                                                              FEES      EXPENSES
 WRL SERIES FUND, INC.(8)(9)
 WRL VKAM Emerging Growth                                                                 0.80%      0.07%
 WRL T. Rowe Price Small Cap(10)                                                          0.75%      0.25%
 WRL Goldman Sachs Small Cap(10)                                                          0.90%      0.10%
 WRL Pilgrim Baxter Mid Cap Growth(10)                                                    0.90%      0.10%
 WRL Alger Aggressive Growth                                                              0.80%      0.09%
 WRL Third Avenue Value                                                                   0.80%      0.20%
 WRL Value Line Aggressive Growth(11)                                                     0.80%      0.20%
 WRL GE International Equity(12)                                                          1.00%      0.20%
 WRL Janus Global(13)                                                                     0.80%      0.12%
 WRL Great Companies -- Technology(SM)(11)                                                0.80%      0.20%
 WRL Janus Growth(14)                                                                     0.80%      0.05%
 WRL Goldman Sachs Growth(10)                                                             0.90%      0.10%
 WRL GE U.S. Equity                                                                       0.80%      0.13%
 WRL Great Companies -- America(SM)(11)                                                   0.80%      0.20%
 WRL Salomon All Cap(10)                                                                  0.90%      0.10%
 WRL C.A.S.E. Growth                                                                      0.80%      0.20%
 WRL Dreyfus Mid Cap(10)                                                                  0.85%      0.15%
 WRL NWQ Value Equity                                                                     0.80%      0.10%
 WRL T. Rowe Price Dividend Growth(10)                                                    0.90%      0.10%
 WRL Dean Asset Allocation                                                                0.80%      0.07%
 WRL LKCM Strategic Total Return                                                          0.80%      0.06%
 WRL J.P. Morgan Real Estate Securities                                                   0.80%      0.20%
 WRL Federated Growth & Income                                                            0.75%      0.14%
 WRL AEGON Balanced                                                                       0.80%      0.09%
 WRL AEGON Bond                                                                           0.45%      0.08%
 WRL J.P. Morgan Money Market                                                             0.40%      0.04%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(15)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(16)                              0.48%      0.10%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(15)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(16)        0.58%      0.12%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(15)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(16)                   0.58%      0.13%

                                                                                                   TOTAL PORTFOLIO
                                                                                      RULE 12B-1       ANNUAL
  PORTFOLIO                                                                              FEES         EXPENSES
 WRL SERIES FUND, INC.(8)(9)
 WRL VKAM Emerging Growth                                                                   N/A              0.87%
 WRL T. Rowe Price Small Cap(10)                                                            N/A              1.00%
 WRL Goldman Sachs Small Cap(10)                                                            N/A              1.00%
 WRL Pilgrim Baxter Mid Cap Growth(10)                                                      N/A              1.00%
 WRL Alger Aggressive Growth                                                                N/A              0.89%
 WRL Third Avenue Value                                                                     N/A              1.00%
 WRL Value Line Aggressive Growth(11)                                                       N/A              1.00%
 WRL GE International Equity(12)                                                            N/A              1.20%
 WRL Janus Global(13)                                                                       N/A              0.92%
 WRL Great Companies -- Technology(SM)(11)                                                  N/A              1.00%
 WRL Janus Growth(14)                                                                       N/A              0.85%
 WRL Goldman Sachs Growth(10)                                                               N/A              1.00%
 WRL GE U.S. Equity                                                                         N/A              0.93%
 WRL Great Companies -- America(SM)(11)                                                     N/A              1.00%
 WRL Salomon All Cap(10)                                                                    N/A              1.00%
 WRL C.A.S.E. Growth                                                                        N/A              1.00%
 WRL Dreyfus Mid Cap(10)                                                                    N/A              1.00%
 WRL NWQ Value Equity                                                                       N/A              0.90%
 WRL T. Rowe Price Dividend Growth(10)                                                      N/A              1.00%
 WRL Dean Asset Allocation                                                                  N/A              0.87%
 WRL LKCM Strategic Total Return                                                            N/A              0.86%
 WRL J.P. Morgan Real Estate Securities                                                     N/A              1.00%
 WRL Federated Growth & Income                                                              N/A              0.89%
 WRL AEGON Balanced                                                                         N/A              0.89%
 WRL AEGON Bond                                                                             N/A              0.53%
 WRL J.P. Morgan Money Market                                                               N/A              0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(15)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(16)                              0.25%              0.83%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(15)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(16)        0.25%              0.95%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(15)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(16)                   0.25%              0.96%

 (1) The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.

 (2) We may reduce or waive the surrender charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.
 (3) Loans are available for qualified Contracts only. The loan fee is not applicable in all states.
 (4) This Rider is optional. You may add this Rider when we issue the Contract, or within each 30-day period following each Contract anniversary. If you add it, we will impose during the accumulation period an annual Rider charge equal to 0.30% of the minimum annuitization value on each Contract anniversary and on the termination date of the Rider (which includes upgrades of the minimum annuitization value and Contract surrender). We may change the Rider charge percentage in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but the charge will never exceed 0.50% annually. We deduct the Rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. If the annuity value on any Contract anniversary exceeds the Rider charge threshold (currently 2.0) times the minimum annuitization value, we will waive the Rider charge otherwise payable on that Contract anniversary. This Rider is not available in all states.
     If you later choose to annuitize under this Rider, we will impose a daily separate account annuitization charge equal to an annual rate of 2.50% of the daily net asset values in the subaccounts in place of the mortality and expense risk and administrative charges. We may change this charge in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but it will never be greater than 3.50%.
 (5) We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.
 (6) These charges apply to each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.00% applies when you have selected the standard death benefit. If you select the compounding minimum death benefit, then the mortality and expense risk charge will increase to 1.25%. These charges apply during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge equal to an annual rate of 1.40% of your subaccount assets in place of the mortality and expense risk and administrative charges. If you select the Guaranteed Minimum Income Benefit Rider, and you choose to annuitize under the Rider, then we will impose a daily separate account annuitization charge equal to an annual rate of 2.50% of the daily net asset values in the subaccounts, in place of the mortality and expense risk and administrative charges.
 (7) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.
 (8) Effective January 1, 1997, the Board of the WRL Series Fund Inc. (the "WRL Fund") authorized the WRL Fund to charge each portfolio of the WRL Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more details.
 (9) WRL Investment Management, Inc. ("WRL Management"), the investment adviser of the WRL Fund, has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the WRL portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999, and the expense ratio without the reimbursement are listed below for each portfolio:

                                                      Expense     Reimbursement         Expense Ratio
                                                       Limit          Amount        Without Reimbursement
  WRL VKAM Emerging Growth .......................     1.00%         $    N/A                  N/A
  WRL T. Rowe Price Small Cap ....................     1.00%           63,542                2.46%
  WRL Goldman Sachs Small Cap ....................     1.00%           60,555                5.57%
  WRL Pilgrim Baxter Mid Cap Growth ..............     1.00%           34,986                1.40%
  WRL Alger Aggressive Growth ....................     1.00%           N/A                     N/A
  WRL Third Avenue Value .........................     1.00%           10,734                1.06%
  WRL Value Line Aggressive Growth ...............     1.00%           N/A                     N/A
  WRL GE International Equity ....................     1.20%          112,088                1.84%
  WRL Janus Global ...............................     1.00%           N/A                     N/A
  WRL Great Companies -- Technology(SM)...........     1.00%           N/A                     N/A
  WRL Janus Growth ...............................     1.00%           N/A                     N/A
  WRL Goldman Sachs Growth .......................     1.00%           49,677                2.68%
  WRL GE U.S. Equity .............................     1.00%           N/A                     N/A
  WRL Great Companies -- America(SM)..............     1.00%           N/A                     N/A
  WRL Salomon All Cap ............................     1.00%           53,174                2.87%
  WRL C.A.S.E. Growth ............................     1.00%           N/A                     N/A
  WRL Dreyfus Mid Cap ............................     1.00%           34,541                4.89%
  WRL NWQ Value Equity ...........................     1.00%           N/A                     N/A
  WRL T. Rowe Price Dividend Growth ..............     1.00%           46,989                2.35%
  WRL Dean Asset Allocation ......................     1.00%           N/A                     N/A
  WRL LKCM Strategic Total Return ................     1.00%           N/A                     N/A
  WRL J.P. Morgan Real Estate Securities .........     1.00%           51,924                2.69%
  WRL Federated Growth & Income ..................     1.00%           N/A                     N/A
  WRL AEGON Balanced .............................     1.00%           N/A                     N/A
  WRL AEGON Bond .................................     0.70%           N/A                     N/A
  WRL J.P. Morgan Money Market ...................     0.70%           N/A                     N/A

(10) Because these portfolios commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

(11) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

(12) The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.

(13) WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee -- 0.775%.) This waiver will be terminated on June 25, 2000.

(14) WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee -- 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee -- 0.75%). The fee table reflects estimated 2000 expenses because of the termination of the fee waiver. This waiver will be terminated on June 25, 2000.

(15) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.

(16) Service Class 2 expenses are based on estimated expenses for year 2000.

     After the maturity date, if you elect a variable payment option, we will charge a daily separate account annuitization charge equal to an annual rate of 1.40% of the daily net asset values in the subaccounts in place of the mortality and expense risk and administrative charges. If you select the Guaranteed Minimum Income Benefit Rider, and you choose to annuitize under the Rider, the daily separate account annuitization charge will be 2.50% of the daily net asset values in the subaccounts.

EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed and assuming the Guaranteed Minimum Income Benefit Rider has been selected.

     The expense examples reflect mortality and expense risk and administrative charges totaling 1.65% of subaccount value (assuming that the compounding minimum death benefit has been added), the $30 annual Contract charge, plus the Guaranteed Minimum Income Benefit Rider charge of 0.30% of minimum annuitization value (MAV). In the examples, the annual Contract charge of $30 and the Guaranteed Minimum Income Benefit Rider charge of 0.30% are charged at the end of every Contract year.

                                                                     IF YOU SURRENDER THE CONTRACT
                                                                     AT THE END OF THE APPLICABLE
  SUBACCOUNTS                                                                 TIME PERIOD
                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                -------- --------- --------- ----------
 WRL VKAM Emerging Growth                                       $100     $152      $198      $336
 WRL Goldman Sachs Small Cap                                     101      156       204       348
 WRL T. Rowe Price Small Cap                                     101      156       204       348
 WRL Pilgrim Baxter Mid Cap Growth                               101      156       204       348
 WRL Alger Aggressive Growth                                     100      153       199       338
 WRL Third Avenue Value                                          101      156       204       348
 WRL Value Line Aggressive Growth                                101      156       204       348
 WRL GE International Equity                                     103      162       214       367
 WRL Janus Global                                                101      154       200       341
 WRL Great Companies --
    Technology(SM)                                               101      156       204       348
 WRL Janus Growth                                                100      152       197       334
 WRL Goldman Sachs Growth                                        101      156       204       348
 WRL GE U.S. Equity                                              101      154       201       342
 WRL Great Companies -- America(SM)                              101      156       204       348
 WRL Salomon All Cap                                             101      156       204       348
 WRL C.A.S.E. Growth                                             101      156       204       348
 WRL Dreyfus Mid Cap                                             101      156       204       348
 WRL NWQ Value Equity                                            100      153       199       339
 WRL T. Rowe Price Dividend Growth                               101      156       204       348
 WRL Dean Asset Allocation                                       100      152       198       336
 WRL LKCM Strategic Total Return                                 100      152       197       335
 WRL J.P. Morgan Real Estate Securities                          101      156       204       348
 WRL Federated Growth & Income                                   100      153       199       338
 WRL AEGON Balanced                                              100      153       199       338
 WRL AEGON Bond                                                   97      142       181       303
 WRL J.P. Morgan Money Market                                     96      140       176       294
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                100      151       196       332
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                101      155       202       344
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                   101      155       202       345


                                                                     IF YOU ANNUITIZE* OR REMAIN
                                                                   INVESTED IN THE CONTRACT AT THE
                                                                      END OF THE APPLICABLE TIME
                                                                       PERIOD OR IF YOU DO NOT
                                                                        SURRENDER OR ANNUITIZE
  SUBACCOUNTS                                                             UNDER THE CONTRACT
                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                -------- --------- --------- ---------
 WRL VKAM Emerging Growth                                       $30      $92       $158      $336
 WRL Goldman Sachs Small Cap                                     31       96        164       348
 WRL T. Rowe Price Small Cap                                     31       96        164       348
 WRL Pilgrim Baxter Mid Cap Growth                               31       96        164       348
 WRL Alger Aggressive Growth                                     30       93        159       338
 WRL Third Avenue Value                                          31       96        164       348
 WRL Value Line Aggressive Growth                                31       96        164       348
 WRL GE International Equity                                     33      102        174       367
 WRL Janus Global                                                31       94        160       341
 WRL Great Companies --
    Technology(SM)                                               31       96        164       348
 WRL Janus Growth                                                30       92        157       334
 WRL Goldman Sachs Growth                                        31       96        164       348
 WRL GE U.S. Equity                                              31       94        161       342
 WRL Great Companies -- America(SM)                              31       96        164       348
 WRL Salomon All Cap                                             31       96        164       348
 WRL C.A.S.E. Growth                                             31       96        164       348
 WRL Dreyfus Mid Cap                                             31       96        164       348
 WRL NWQ Value Equity                                            30       93        159       339
 WRL T. Rowe Price Dividend Growth                               31       96        164       348
 WRL Dean Asset Allocation                                       30       92        158       336
 WRL LKCM Strategic Total Return                                 30       92        157       335
 WRL J.P. Morgan Real Estate Securities                          31       96        164       348
 WRL Federated Growth & Income                                   30       93        159       338
 WRL AEGON Balanced                                              30       93        159       338
 WRL AEGON Bond                                                  27       82        141       303
 WRL J.P. Morgan Money Market                                    26       80        136       294
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                30       91        156       332
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                31       95        162       344
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                   31       95        162       345

* You cannot annuitize your Contract before your Contract's fifth anniversary.

     The fee table and examples above will help you understand the costs of investing in the subaccounts. The fee table and examples reflect the 1999 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction.

     PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES PAID MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

     The examples above assume that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.14%, based on an average Contract size of $22,025. The Guaranteed Minimum Income Benefit Rider charge has been calculated assuming a Rider charge of 0.30% of MAV and assuming an MAV annual growth rate of 6%.

     Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts that reflect the cost of the standard death benefit (total separate account annual expenses of 1.40%) and the compounding minimum death benefit (total separate account annual expenses of 1.65%).

1. THE ANNUITY CONTRACT

THE CONTRACT

     This prospectus describes the WRL Freedom Premier (SM) Variable Annuity Contract offered by Western Reserve.

     An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after
the maturity date. (See Section 2 on page   .) Until the maturity date, your
annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

     The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

     It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

     The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon investment performance.

     The Contract also contains a fixed account. Unless otherwise required by state law, we will limit your allocation or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

     The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

OTHER CONTRACTS

     We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

     You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 95th birthday. The maturity date may be earlier for qualified Contracts.

     Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page 18) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

     If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

     Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.

     If you have added the Guaranteed Minimum Income Benefit Rider to your Contract and choose to annuitize under the Rider, then you must select one of the annuity payment options contained in the Rider.

     Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

     The Contract provides five annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

     We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

     Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

     o   The amount of the annuity proceeds on the maturity date;
     o The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and
     o   The specific payment option you choose.

     Variable Annuity Income Payments Without the Guaranteed Minimum Income Benefit Rider. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

     The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

FIXED ANNUITY PAYMENT OPTIONS

     Payment Option A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

     Payment Option B -- Life Income: Fixed Payments.


     o No Period Certain -- We will make level payments only during the annuitant's lifetime; or

     o 10 or 20 Years Certain -- We will make level payments for the longer of the annuitant's lifetime or 10 or 20 years; or
     o Guaranteed Return of Annuity Proceeds -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

     Payment Option C -- Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

VARIABLE ANNUITY PAYMENT OPTIONS

     Payment Option D -- Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

     o No Period Certain -- We will make variable payments only during the annuitant's lifetime; or
     o 10 Years Certain -- We will make variable payments for the longer of the annuitant's lifetime or 10 years.

     Payment Option E -- Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

     Other annuity payment options may be arranged by agreement with us.

NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

     If:

     o you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
     o the annuitant(s) dies, for example, before the due date of the second annuity payment;

     Then:

     o we may make only one annuity payment and there will be no death benefit payable.

     If:

     o you choose Fixed Installments, Life Income with 10 or 20 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and
     o the person receiving payments dies prior to the end of the guaranteed period;

     Then:

     o the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

     We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible to keep Western Reserve informed of the annuitant's current address of record.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (THE "RIDER")

     The Rider assures you of a minimum level of income in the future by guaranteeing a "minimum annuitization value" after a waiting period (currently, 10 years) from the date of purchasing or upgrading the Rider. By electing this Rider, you are guaranteed a future minimum level of income under the Rider's variable payment options based on the minimum annuitization value, regardless of the performance of the underlying investment portfolios.

     To purchase the Rider, you must elect it at issue or within 30 days after any Contract anniversary. The Rider will be added to the Contract on the Contract date or the Contract anniversary date. In addition, so long as the waiting period is 10 years, you must purchase the Rider as of a Contract anniversary before your 85th birthday. If we increase the length of the waiting period, you would have to purchase the Rider on an earlier date. We will notify you of any change in the length of the waiting period within 30 days of the change.

     Minimum Annuitization Value. If you purchase the Rider at issue, the minimum annuitization value is:

     o   the initial annuity value on the date the Rider is issued, plus
     o   any additional premiums paid after the Rider is issued, minus
     o an adjustment for any partial surrenders made after the date the Rider is issued,
     o   accumulated at the annual growth rate.

     If you purchase the Rider at a future Contract anniversary date, the minimum annuitization value would be:

     o   the annuity value on the date the Rider is issued, plus
     o   any additional premiums paid after the Rider is issued, minus
     o an adjustment for any partial surrenders made after the date the Rider is issued
     o   accumulated at the annual growth rate.

     Any premium taxes will also be deducted.

     The annual growth rate is currently 6% per year. This rate may be less than 6% in some states. We may, at our discretion, change the rate in the future for new riders, but the rate will never be less than 3% per year. Once the Rider is added to your Contract, the annual growth rate, the Rider charge, the Rider charge waiver threshold, the separate account annuitization charge and the waiting period before you can annuitize under the Rider will not change unless you upgrade the Rider. Partial surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

     The minimum annuitization value is used to calculate the annuity payments and charges under the Rider and adjustments to partial surrenders. This value does not establish or guarantee an annuity value or guarantee performance of any subaccount. IF YOU CHOOSE TO ANNUITIZE UNDER THE RIDER, WE WILL USE YOUR MINIMUM ANNUITIZATION VALUE (LESS ANY OUTSTANDING LOAN AMOUNT AND ANY LOAN INTEREST YOU
OWE) -- NOT YOUR CURRENT ANNUITY VALUE EVEN IF IT IS GREATER -- TO DETERMINE THE AMOUNT OF YOUR VARIABLE ANNUITY PAYMENTS UNDER THE RIDER. The minimum annuitization value may not be used to annuitize with any of the annuity payment options under the Contract.

     Annuity Payment Options Under the Rider. The only payment options available under the Rider are the following variable annuity options:

     o Life Income -- An election may be made for "No Period Certain" or "10 Years Certain." Payments will be made as long as the annuitant is living. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
     o Joint and Full Survivor -- An election may be made for "No Period Certain" or "10 Years Certain." Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

     Both before and after you annuitize under the Rider, you may transfer values from one subaccount to another. After the maturity date, no transfers may be made to or from the fixed account. There are no limitations on transfers among the subaccounts after you annuitize under the Rider.

     Minimum Annuitization Value Upgrade. With a 10-year waiting period, you can elect, in writing, to upgrade the minimum annuitization value to the current annuity value within 30 days after any Contract anniversary before your 85th birthday (earlier if required by your state). For your convenience, we will put the last date to upgrade on page one of the Rider.

     If you elect to upgrade, the current Rider will terminate, we will assess the Rider charge, and a new rider will be issued. The new rider will have a new rider date, a new waiting period before you can annuitize under the rider, and new guaranteed benefits and charges. The benefits and charges under the new rider may not be as advantageous as the previous Rider's benefits and charges prior to upgrading.

     It generally will not be to your advantage to upgrade unless your annuity value exceeds your minimum annuitization value on the applicable Contract anniversary.

     Conditions to Annuitize under the Rider. You can only annuitize under the Rider within 30 days after the end of the waiting period (currently the tenth Contract anniversary after you select the Rider) or on a later Contract anniversary. In the case of an upgrade of the minimum annuitization value, you can only annuitize at the end of the new rider's waiting period (currently the tenth Contract anniversary following the upgrade) or on a later Contract anniversary. We may, at our discretion, change the waiting period in the future if you choose to upgrade the minimum annuitization value, or for new issues of the Rider. You cannot, however, annuitize under the Rider after the 30-day period following the Contract anniversary after your 94th birthday (earlier if required by your state). For your convenience, we will put the first and last date to annuitize using the Rider on page one of the Rider.

NOTE CAREFULLY -- You may only annuitize under the Rider at the times indicated above.

     Guaranteed Minimum Income Benefit Rider. We guarantee that future annuity payments under the Rider to be never less than the initial variable annuity payment. See the SAI for information concerning the calculation of the initial variable annuity payment. We will also "stabilize" the payments (hold them constant) during each Contract year.

     During the first Contract year after you annuitize under the Rider, each payment will equal the initial payment. On each Contract anniversary thereafter, the variable annuity payment will increase or decrease (but never below the initial payment) depending on the performance of the subaccounts you selected, and then be held constant at that amount for that Contract year. The payments starting on each Contract anniversary will equal the greater of the initial variable annuity payment or the payment that can be supported by the number of annuity units in the subaccounts on the Contract anniversary. We will calculate each subsequent payment using a 5% assumed investment return. The portfolio in which you are invested must grow at a rate greater than the 5% assumed investment return, plus the separate account annuitization charge of 2.50%, in order to increase the dollar amount of variable annuity payments. See the SAI for additional information concerning how payments are determined under the Rider.

     Rider Charge. Prior to annuitization, a Rider charge, currently 0.30% annually of the minimum annuitization value, is deducted from the annuity value on each Contract anniversary and if you surrender the Contract. We may change the Rider charge percentage in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but it will never be greater than 0.50% annually. We deduct the Rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account.

     We will waive the Rider charge on any Contract anniversary if the annuity value exceeds the Rider charge waiver threshold (currently 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh Contract anniversary is $100,000, your minimum annuitization value is $45,000 and the Rider charge waiver threshold is 2.0, we will waive the Rider charge on that anniversary because $100,000 is greater than $90,000 ($45,000 x 2.0). We may, at our discretion, change the Rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but it will never be greater than 2.5 times the minimum annuitization value.

     Separate Account Annuitization Charge. If you annuitize under the Rider, a daily separate account annuitization charge, equal to an annual rate of 2.50% of the daily net asset values in the subaccounts, is reflected in the amount of the variable payments you receive. We may change the separate account annuitization charge in the future, if you choose to upgrade the minimum annuitization value or for future issues of the Rider, but it will never be greater than 3.50%. The separate account annuitization charge is deducted in place of the Contract's mortality and expense risk charge and the administrative charge.

     Termination. The Rider is irrevocable. You have the option not to annuitize under the Rider but we will not refund any charges you have paid and you will not be able to use the minimum annuitization value. The Rider will terminate upon the earliest of the following:

     o   annuitization (once the guaranteed minimum payments begin);
     o the date you elect to upgrade (although a new irrevocable rider will be issued);
     o   the date your Contract terminates;
     o 30 days following the Contract anniversary after your 94th birthday (earlier if required by your state); or
     o the date you change the annuitant (although a new irrevocable rider will be issued).

     THE RIDER DOES NOT ESTABLISH OR GUARANTEE ANNUITY VALUE OR GUARANTEE PERFORMANCE OF ANY SUBACCOUNT. Because the Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by application of the annuity value at the Contract's applicable annuity factors. Therefore, the Rider should be regarded as a safety net. The costs of annuitizing under the Rider include the separate account annuitization charge and also the lower levels inherent in the annuity tables used for the minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

     The Rider may vary by state and is not available in all states.

3. PURCHASE

CONTRACT ISSUE REQUIREMENTS

     We will issue a Contract IF:

     o   we receive information we need to issue the Contract;
     o   we receive a minimum initial premium payment; and
     o   the annuitant is age 85 or younger.

PREMIUM PAYMENTS

     You should make checks or drafts for premium payments payable only to "Western Reserve Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

INITIAL PREMIUM REQUIREMENTS

     The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.

     We will credit your initial premium payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

     The date on which we credit your initial premium payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

     If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

             All First Bank of Baltimore
             ABA #: 052000113
             For credit to: Western Reserve Life
             Account #: 89539600
             Owner's Name:
             Contract Number;
             Attention: Annuity Accounting

     We may reject any application or premium payments for any reason permitted by law.

ADDITIONAL PREMIUM PAYMENTS

     You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

MAXIMUM ANNUAL PREMIUM PAYMENTS

     We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval.

ALLOCATION OF PREMIUM PAYMENTS

     On the Contract date, we will allocate your premium payment to the investment choices you selected on your application, or we will place your premium payment(s) in the reallocation account until the reallocation date. See Right to Cancel Period below. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

     Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

     You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page 30. The allocation change will apply to premium payments received after the date we receive the change request.

     YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD

     You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

     If your state requires us to return your initial premium in the event you exercise your right to cancel, we will allocate the initial premium on the Contract date to the reallocation account until the reallocation date shown on your Contract schedule page. While held in the reallocation account, your premium will be credited with gains and losses of the WRL J.P. Morgan Money Market subaccount. The premium will remain in the reallocation account for the number of days in your state's right to cancel period plus five days. Please contact your agent for details concerning the right to cancel period for your state.

     On the first valuation date on or after the reallocation date, we will reallocate all annuity value from the reallocation account to the fixed account and/or subaccounts you selected on your application.

     For states which do not require a full refund of the initial premium, the reallocation date is the same as the Contract date, and we will allocate your initial premium on the Contract date to the fixed account and/or subaccounts in accordance with the instructions you gave us on your application.

ANNUITY VALUE

     You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes at the close of normal trading on the NYSE, usually 4:00 p.m. Eastern time. We observe the same holidays as the NYSE.

ACCUMULATION UNITS

     We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any surrender charge, or Guaranteed Minimum Income Benefit Rider charge, we subtract accumulation units from the subaccounts using the same method.

     Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

THE SEPARATE ACCOUNT

     The separate account currently consists of 29 subaccounts.

     The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios and their advisers or sub-advisers are listed below.

 PORTFOLIO                                                                        ADVISER OR SUB-ADVISER
 WRL VKAM EMERGING GROWTH                                                         Van Kampen Asset Management Inc.
 WRL T. ROWE PRICE SMALL CAP                                                      T. Rowe Price Associates, Inc.
 WRL GOLDMAN SACHS SMALL CAP                                                      Goldman Sachs Asset Management
 WRL PILGRIM BAXTER MID CAP GROWTH                                                Pilgrim Baxter & Associates, Ltd.
 WRL ALGER AGGRESSIVE GROWTH                                                      Fred Alger Management, Inc.
 WRL THIRD AVENUE VALUE                                                           EQSF Advisers, Inc.
 WRL VALUE LINE AGGRESSIVE GROWTH                                                 Value Line, Inc.
 WRL GE INTERNATIONAL EQUITY                                                      GE Asset Management Incorporated*
 WRL JANUS GLOBAL                                                                 Janus Capital Corporation
 WRL GREAT COMPANIES -- TECHNOLOGY(SM)                                            Great Companies, L.L.C.
 WRL JANUS GROWTH                                                                 Janus Capital Corporation
 WRL GOLDMAN SACHS GROWTH                                                         Goldman Sachs Asset Management
 WRL GE U.S. EQUITY                                                               GE Asset Management Incorporated
 WRL GREAT COMPANIES -- AMERICA(SM)                                               Great Companies, L.L.C.
 WRL SALOMON ALL CAP                                                              Salomon Brothers Asset Management Inc
 WRL C.A.S.E GROWTH                                                               C.A.S.E Management, Inc.
 WRL DREYFUS MID CAP                                                              The Dreyfus Corporation
 WRL NWQ VALUE EQUITY                                                             NWQ Investment Management Company, Inc.
 WRL T. ROWE PRICE DIVIDEND GROWTH                                                T. Rowe Price Associates, Inc.
 WRL DEAN ASSET ALLOCATION                                                        Dean Investment Associates
 WRL LKCM STRATEGIC TOTAL RETURN                                                  Luther King Capital Management Corporation
 WRL J.P. MORGAN REAL ESTATE SECURITIES                                           J.P. Morgan Investment Management Inc.
 WRL FEDERATED GROWTH & INCOME                                                    Federated Investment Counseling
 WRL AEGON BALANCED                                                               AEGON USA Investment Management, Inc.
 WRL AEGON BOND
 WRL J.P. MORGAN MONEY MARKET                                                     J.P. Morgan Investment Management Inc.
 FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2                          Fidelity Management & Research Company
 FIDELITY VIP II CONTRAFUND/registered trademark/ PORTFOLIO -- SERVICE CLASS 2
 FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE CLASS 2

* Effective May 1, 2000, GE Asset Management Incorporated is the sole sub-adviser.

     The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

THE FIXED ACCOUNT

     Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

     We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

     If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.

     When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may not make partial surrenders from the fixed account unless we consent.

     Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

     The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

TRANSFERS

     During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.

     Transfers from the fixed account are allowed only once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.

     During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

     The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not transfer any of their Contract value to the fixed account.

     Transfers may be made by telephone or fax, subject to limitations described under Telephone or Fax Transactions on page 30.

     If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

     Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

     The Contract's transfer privilege is not intended to afford owners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can potentially disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations, or a series of movements between portfolios. We will not limit non-substantive transfers.

     We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

DOLLAR COST AVERAGING PROGRAM

     Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

     There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.

     If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

     By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

     If you establish dollar cost averaging from the fixed account, we may credit higher interest rates for those dollar cost averaging amounts. We call these "enhanced" fixed account interest rates, and they will apply only to those amounts dollar cost averaged from the fixed account. These enhanced interest rates will be credited monthly and will apply temporarily for varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts remaining in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective fixed account annual interest rate of 3%. The interest rate adjustment will not apply to any interest already credited.

     We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

ASSET REBALANCING PROGRAM

     During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

     To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

     There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

     We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

TELEPHONE OR FAX TRANSACTIONS

     You may make transfers, request partial surrenders and change the allocation of additional premium payments by telephone. Telephone partial surrenders are not allowed in the following situations:

     o   for qualified Contracts (except IRAs);
     o   if the amount you want to withdraw is greater than $50,000; or
     o   if the address of record has been changed within the past 10 days.

     Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

     You may make telephone transfers or request partial surrenders by calling our toll-free number: 1-800-851-9777. You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

     Please use the following fax numbers for the following types of transactions:

     o To request a transfer, please fax your request to us at 727-299-1648. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and

     o To request a partial withdrawal, please fax your request to us at 727-299-1620.

     We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.

     Telephone or fax requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.

THIRD PARTY INVESTMENT SERVICES

     Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

     WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF

CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

     Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

     There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

MORTALITY AND EXPENSE RISK CHARGE

     We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples of our risks include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. If you add the compounding minimum death benefit, the mortality and expense risk charge increases to 1.25%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. If you annuitize under the Guaranteed Minimum Income Benefit Rider, we charge a separate account annuitization charge, currently 2.50%, not to exceed 3.50%, in place of the mortality and expense risk and administrative charges.

     If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

ADMINISTRATIVE CHARGE

     We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE

     Prior to annuitization, a Rider charge, currently 0.30% annually of the minimum annuitization value, is deducted from the annuity value on each Contract anniversary and on the termination date of the Rider (including Contract surrender and upgrades of minimum annuitization value). We may change the Rider charge percentage in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but it will never be greater than 0.50% annually. We deduct the Rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account.

     We will waive the Rider charge on any Contract anniversary if the annuity value exceeds the Rider charge waiver threshold (currently 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh Contract anniversary is $100,000, your minimum annuitization value is $45,000 and the Rider charge waiver threshold is 2.0, we will waive the Rider charge on that anniversary because $100,000 is greater than $90,000 ($45,000 x 2.0). We may, at our discretion, change the Rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but it will never be greater than 2.5 times the minimum annuitization value.

SEPARATE ACCOUNT ANNUITIZATION CHARGE

     If you annuitize under the Rider, a daily separate account annuitization charge, equal to an annual rate of 2.50% of the daily net asset values in the subaccounts, is reflected in the amount of the variable payments you receive. We may change the separate account annuitization charge in the future if you choose to upgrade the minimum annuitization value, or for future issues of the Rider, but it will never be greater than 3.50%. The separate account annuitization charge is deducted in place of the Contract's mortality and expense risk charge and the administrative charge.

ANNUAL CONTRACT CHARGE

     We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

TRANSFER CHARGE

     You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

LOAN PROCESSING FEE

     If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only qualified Contracts can take Contract loans.

PREMIUM TAXES

     Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

     o   you elect to begin receiving annuity payments;
     o   you surrender the Contract;
     o   you request a partial surrender; or
     o   a death benefit is paid.

     As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent premium payments:

          STATE        QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  South Dakota               0.00%                     1.25%
  Wyoming                    0.00%                     1.00%

     As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

          STATE         QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  California                  0.50%                     2.35%
  Kentucky                    2.00%                     2.00%
  Maine                       0.00%                     2.00%
  Nevada                      0.00%                     3.50%
  West Virginia               1.00%                     1.00%

FEDERAL, STATE AND LOCAL TAXES

     We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

SURRENDER CHARGE

     During the accumulation period, you may surrender part or all of the annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request the partial or complete surrender.

     If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7.0% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount that must be withdrawn from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

     Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

     The following schedule shows the surrender charges that apply during the seven years following each premium payment:

  NUMBER OF MONTHS SINCE     SURRENDER
   PREMIUM PAYMENT DATE       CHARGE
        12 or less              7%
      13 through 24             7%
      25 through 36             6%
      37 through 48             5%
      49 through 60             4%
      61 through 72             3%
      73 through 84             2%
        85 or more              0%

     Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

     There are two ways that you may make a partial surrender and we will not deduct the full surrender charge:

     1. Partial Surrenders Up to the Free Amount. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount (does not apply to New Jersey residents). For the first partial surrender under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (A) earnings in the Contract, plus (B) 10% of premiums. For all subsequent partial surrenders, the maximum free amount you can partially surrender without a surrender charge is (A) plus (B), adjusted to reflect prior partial surrenders, according to the following formula:

(A) is equal to:

      (i) the annuity value on the date of the partial surrender; plus

     (ii) any amounts previously surrendered using the calculation in (B) below; plus
     (iii) any amounts previously surrendered that were subject to surrender charges; minus
     (iv)  the total of all premiums you have paid.

and

(B) is equal to:

     (i)  10% of the annuity value on the date of the partial surrender; minus

     (ii) any amounts you partially surrendered during the Contract year in which you requested the partial surrender using the calculation in
          (B)(i).

     For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (A) ($108,000 - $100,000 = $8,000), and $3,000 is surrender charge free under (B) ($100,000 x 10% = $10,000 maximum amount under (B)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

      (A)(i) -- $106,000 is the annuity value on the date of the partial surrender; and is added to

      (A)(ii) -- $3,000 is the amount of the surrender that occurred in the 13th month surrendered under (B) of the formula (see paragraph above); plus

     (A)(iii) -- $0 are amounts previously surrendered that were subject to surrender charges; minus

     (A)(iv)   -- $100,000 is the total of all premiums paid.

     The total for (A) is: $106,000 + $3,000 + $0 - $100,000 = $9,000

AND

       (B)(i) -- $9,700 is 10% of the remaining annuity value following the determination of (A) above on the date of partial surrender [$106,000 - $9,000 = $97,000 (remaining annuity value) x 10% =
               $9,700]; minus

      (B)(ii) -- $3,000 is the amount partially surrendered under (B)(i). above during the Contract year in which the current partial surrender is requested.

     The total for (B) is: $9,700 - $3,000 = $6,700.

     The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (B) = $15,700.

     The portion of this partial surrender which is subject to a surrender charge is $20,000 - $15,700 = $4,300.

     The surrender charge is calculated to be $323.66 (7% of $4,624).

     The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

     2. Systematic Partial Surrenders. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.

     You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. (See Systematic Partial Surrenders on page 43.)

     Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the surrender charge, provided:

     o you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;
     o   your confinement began after the Contract date; and
     o you provide us with satisfactory written evidence of your confinement, including dates, at the time you make each request for partial surrender or complete surrender.

     We will waive the surrender charge under this waiver only for partial and complete surrenders made during your confinement or within two months after your confinement ends. This waiver may not be available in all states.

     Terminal Condition Waiver. If your Contract contains a terminal condition waiver, we will waive the surrender charge upon a complete or partial surrender, provided:

     o you (or any joint owner) is diagnosed with a terminal condition after the Contract date;

     o you (or any joint owner) provide a written statement acceptable to us and signed by a physician;

     o the written statement provides the physician's diagnosis and prognosis of your (or any joint owner's) non-correctable medical condition; and

     o the written statement says with reasonable medical certainty that the non-correctable medical condition will result in death within 12 months from the date of the written statement, taking into consideration ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

     We will waive all surrender charges upon receipt of a complete or partial surrender request if you include such a written statement from a physician with your request. The minimum amount that you may partially surrender under this waiver is $1,000. If you request a complete surrender, or a partial surrender for an amount that reduces the annuity value below the minimum balance required under your Contract, we will pay you the Contract's complete annuity value and your Contract will terminate. This waiver may not be available in all states.

PORTFOLIO MANAGEMENT FEES

     The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 11 of this prospectus and in the fund prospectuses.

     Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

REDUCED OR WAIVED CHARGES AND EXPENSES TO EMPLOYEES

     We may reduce or waive the surrender charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6. TAXES

     NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

     Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).

     You will generally not be taxed on increases in the value of your Contract until a distribution occurs - either as a partial or complete surrender or as annuity payments.

     When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED CONTRACTS

     If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

     If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

     Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

     A qualified Contract may be used in connection with the following plans:

     o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

     o Tax-Sheltered Annuity Plan (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

     o Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

     o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.


     There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified

Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

PARTIAL AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS

     In general, if you make a partial or systematic surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceeds your premiums paid. Loans, pledges and assignments are taxed in the same manner as surrenders. Different rules apply for annuity payments.

     In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

     The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

     o   paid on or after the taxpayer reaches age 59 1/2;
     o   paid after the owner dies;
     o paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
     o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
     o   paid under an immediate annuity; or
     o   which come from premium payments made prior to August 14, 1982.

MULTIPLE CONTRACTS

     All nonqualified, deferred annuity Contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

     The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a

Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS

     The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

     In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

     The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

     o   reaches age 59 1/2;
     o   leaves his/her job;
     o   dies;
     o   becomes disabled (as that term is defined in the Code); or
     o in the case of hardship. However, in the case of hardship, the owner can only partially surrender the premium payments and not any earnings.

     Loans, pledges and assignments of qualified Contracts are taxed in the same manner as surrenders from such Contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

     We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

     o if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or
     o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

     For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received which were not includable in gross income.

ANNUITY PAYMENTS

     Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

     The excludable portion of each annuity payment you receive generally will be determined as follows:

     o Fixed payments -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
     o Variable payments -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

     The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

     If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

     If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

     It is unclear whether your annuity payments under the Guaranteed Minimum Income Benefit Rider will be treated as fixed payments or as variable payments, for federal tax purposes. You should consult a competent tax advisor with respect to this issue.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

     If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

7. ACCESS TO YOUR MONEY

PARTIAL AND COMPLETE SURRENDERS

     You can have access to the money in your Contract in several ways:

     o   by making either a partial or complete surrender; or
     o   by taking annuity payments.

     If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

     o   any surrender charges;
     o   any premium taxes;
     o   any loans;
     o   the annual Contract charge; and
     o   the Guaranteed Minimum Income Benefit Rider charge, if applicable.

     The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

     No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the cash value.

     Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

     Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit (and the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider) by more than the dollar amount of the partial surrender. See
Section 9, Death Benefit, and the SAI for more details.

     Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

     We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the
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
surrender request. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum amount you may request by fax or telephone is $50,000.

     When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery).

     For your protection, we will require a signature guarantee for:

     o   all requests for partial or complete surrenders over $500,000;
            or
     o where the partial or complete surrender proceeds will be sent to an address other than the address of record.

     All signature guarantees must be made by:

     o   a national or state bank;
     o   a member firm of a national stock exchange; or
     o any institution that is an eligible guarantor under SEC rules and regulations.

     Notarization is not an acceptable form of signature guarantee.

     If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.

DELAY OF PAYMENT AND TRANSFERS

     Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven business days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

     o the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
     o an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
     o   the SEC permits a delay for the protection of owners.

     In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

     Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders and loan amounts from the fixed account for up to six months.

SYSTEMATIC PARTIAL SURRENDERS

     You can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. You can partially surrender up to

10% of your cash value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the cash value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

     You may stop systematic partial surrenders at any time, but we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

     Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

CONTRACT LOANS FOR QUALIFIED CONTRACTS

     You can take Contract loans during the accumulation period when the
Contract:

     o is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per calendar year);
     o   is purchased by a pension, profit-sharing, or other similar plan under
         Section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator); and
     o   has been in force for at least 10 days.

     The maximum amount you may borrow against the Contract is the lesser of:

     o   50% of the annuity value; or
     o $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

     The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

     The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

     On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan
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
exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

     If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notices, the Contract will terminate without value.

     You can repay any Contract loan in full:

     o   while the Contract is in force, and
     o   during the accumulation period.

     NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan balance plus interest from:

     o   the amount of any death benefit proceeds; or
     o   the amount we pay upon a partial or complete surrender; or
     o   the amount we apply on the maturity date to provide annuity payments;
         or
     o the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider and elect to annuitize under the Rider.

     You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

     o   in level quarterly or monthly payments over a 5-year period; or

     o over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

     An extended repayment period cannot go beyond the year you turn 70 1/2.

     If:

     o   a repayment is not received within 31 days from the original due date;

     Then:

     o a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.

     This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 403(b) of the Code.

     You may fax your loan request to us at 727-299-1620.

     The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). We reserve the right to limit the number of Contract loans to one per Contract year.

     Contract loans may not be available in all states.

8. PERFORMANCE

     We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

     First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. Charges for the optional Guaranteed Minimum Income Benefit Rider are not deducted. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS INVESTING IN THE UNDERLYING PORTFOLIOS SINCE THEIR INCEPTION, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES.

     Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

     Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

     Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

     The WRL fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the WRL portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

     Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

     We will pay a death benefit to the beneficiary, under certain circumstances, if you are both the owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT

     Before the Maturity Date. We will pay a death benefit to your beneficiary:

     If:

     o   you are both the annuitant and the owner of the Contract; and
     o   you die before the maturity date.

     If:

     o   you are not the annuitant; and
     o   you die prior to the maturity date; and
     o   there is no surviving joint owner.

     If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.

     Federally prescribed mandatory distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.

     After the Maturity Date. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 17 and 18 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

     If:

     o   you are not the annuitant; and
     o   you die on or after the maturity date; and
     o   the entire interest in the Contract has not been paid to you;

     Then:

     o any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.

WHEN WE DO NOT PAY A DEATH BENEFIT

     No death benefit is paid in the following cases:

     If:

     o   you are not the annuitant; and
     o   the annuitant dies prior to the maturity date;

     Then:

     o you will become the new annuitant and the Contract will continue. In the case of joint owners, the younger joint owner will automatically become the annuitant.

     If:

     o   you are not the annuitant; and
     o   you die prior to the maturity date;

     Then:

     o if there is a surviving joint owner, then the Contract will continue with the surviving joint owner as sole owner;
     o if the beneficiary is alive and is your spouse, the Contract will continue with the spouse as the new owner; or
     o if the beneficiary is alive and is not your spouse, the beneficiary will become the new owner. This new owner generally must surrender the Contract for the cash value within five years of your death.

     NOTE CAREFULLY: If the surviving owner does not name a beneficiary or if no beneficiary is alive, the owner's estate will become the new owner. The Contract's cash value must generally be distributed within five years of your death. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we receive written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no successor owner is named in a written notice received by us.

STANDARD DEATH BENEFIT (OPTION A)

     Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules or regulations.

     If the annuitant dies during the accumulation period and if a death benefit is payable, the standard death benefit will be the greatest of:


     o   the annuity value of your Contract on the death report day;
     o the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders; or
     o the monthly step-up: On each Monthiversary before the annuitant's 81st birthday, a new "stepped-up" death benefit is determined. The stepped-up death benefit is equal to:
         o the highest annuity value on any Monthiversary before the annuitant's 81st birthday, increased for any premium payments you have made and
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
           decreased for any adjusted partial surrenders we have paid to you, following the Monthiversary on which the highest annuity value occurs.

     The standard death benefit is not payable after the maturity date.

     NOTE: the standard death benefit is referred to as:

     o  Option A in the Contract form; and

     o  Guaranteed Minimum Death Benefit in the Contract application.

COMPOUNDING MINIMUM DEATH BENEFIT (OPTION B)

     On the Contract application, you may add the compounding minimum death benefit to the Contract for an additional charge. This option is not available to annuitants age 74 or older on the Contract date. This death benefit option is only payable during the accumulation period and is not payable after the maturity date. You may not select this option after the Contract has been issued.

     During the accumulation period, this option provides the greater of:

     o      the standard death benefit; or
     o the compounding minimum death benefit. This benefit equals total premium payments, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant's 81st birthday. If you select this option, then the mortality and expense risk charge will increase to 1.25%.

     NOTE: the compounding minimum death benefit is referred to as:

     o   Option B in the Contract form; and

     o   Annual 6% Compound Death Benefit in the Contract application.

EFFECT OF ADJUSTED PARTIAL SURRENDER ON CERTAIN DEATH BENEFITS

     When you request a partial surrender, we will reduce certain death benefits under the Contract by an "adjusted partial surrender." Adjusted partial surrenders will reduce:

     o   the compounding minimum death benefit, if selected; and

     o   the monthly step-up death benefit.

     A partial surrender will reduce the compounding minimum death benefit, if selected, and the monthly step-up death benefit, by the amount of the partial surrender times the ratio of:

     o the amount of the compounding minimum death benefit (and/or monthly step-up death benefit) immediately before the partial surrender, to
     o   the annuity value immediately before the partial surrender.

     We have included a more detailed explanation of this adjustment in the SAI.

     If the compounding minimum death benefit or the monthly step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total amount paid as the death benefit could be less than the total premium payments.

ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

     The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:

     1. within 5 years of the date of the annuitant's death;

     2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or

     3. under a life annuity payout option, with payments starting within one year of the annuitant's death.

     Multiple beneficiaries may choose individually among any of the three options.

     If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

10. OTHER INFORMATION

OWNERSHIP

     You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

ANNUITANT

     The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a co-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

     The beneficiary is the person who receives the death benefit upon the death of the annuitant when the owner is the annuitant. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if no beneficiary survives the annuitant, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

ASSIGNMENT

     You can also assign the Contract any time prior to the maturity date. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

THE SEPARATE ACCOUNT

     Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 29 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

     The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Western Reserve.

     The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the

Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

     Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

VOTING RIGHTS

     Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS

     AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

     The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. Western Reserve will generally pay broker/dealers sales commissions in an amount equal to 6% of premium payments. In addition, broker/dealers may receive trail commissions of 0.90% of the annuity value in each Contract year, starting at the end of the first quarter of the eighth Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from premium payments. Certain production, persistency and managerial bonuses may also be paid. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with trail commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.

NON-PARTICIPATING CONTRACT

     The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

VARIATIONS IN CONTRACT PROVISIONS

     Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations, since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

     The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

IMSA

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

LEGAL PROCEEDINGS

     Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG or Western Reserve.

FINANCIAL STATEMENTS

     The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                         Definitions of Special Terms
                         The Contract -- General Provisions
                         Certain Federal Income Tax Consequences
                         Investment Experience
                         Historical Performance Data
                         Published Ratings
                         Administration
                         Records and Reports
                         Distribution of the Contracts
                         Other Products
                         Custody of Assets
                         Legal Matters
                         Independent Accountants
                         Other Information
                         Financial Statements

                Inquiries and requests for an SAI should be directed to:

                         Western Reserve Life
                         Administrative Office
                         Attention: Annuity Department
                         P.O. Box 9051
                         Clearwater, Florida 33758-9051
                         1-800-851-9777

APPENDIX A
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding as follows:

o Four variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.40% separate account annual expense; and

o Two variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.65% separate account annual expense.

SUBACCOUNTS WITH SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40%:

                     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.009              10,000
  12/31/1993                  $10.009           $10.110             869,019
  12/31/1994                  $10.110           $10.319           2,765,589
  12/31/1995                  $10.319           $10.728           2,658,931
  12/31/1996                  $10.728           $11.119           5,253,582
  12/31/1997                  $11.119           $11.546           5,382,846
  12/31/1998                  $11.546           $11.989           7,839,228
  12/31/1999                  $11.989           $12.396          21,724,144

                            WRL AEGON BOND SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.136             10,000
  12/31/1993                  $10.136           $11.330          1,524,761
  12/31/1994                  $11.330           $10.400          1,693,632
  12/31/1995                  $10.400           $12.613          2,598,178
  12/31/1996                  $12.613           $12.455          3,055,305
  12/31/1997                  $12.455           $13.407          4,801,744
  12/31/1998                  $13.407           $14.452          6,350,826
  12/31/1999                  $14.452           $13.832          6,280,541

                           WRL JANUS GROWTH SUBACCOUNT
                                                                NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.240           10,000
  12/31/1993                  $10.240           $10.499        8,326,400
  12/31/1994                  $10.499           $ 9.493       11,839,096
  12/31/1995                  $ 9.493           $13.771       14,387,637
  12/31/1996                  $13.771           $16.019       19,832,582
  12/31/1997                  $16.019           $18.568       23,272,252
  12/31/1998                  $18.568           $30.116       27,434,976
  12/31/1999                  $30.116           $47.419       32,275,260

                           WRL JANUS GLOBAL SUBACCOUNT
                                                                NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.151            25,000
  12/31/1993                  $10.151           $13.518         2,212,212
  12/31/1994                  $13.518           $13.364         7,170,632
  12/31/1995                  $13.364           $16.217         6,903,573
  12/31/1996                  $16.217           $20.428        11,159,128
  12/31/1997                  $20.428           $23.921        15,530,666
  12/31/1998                  $23.921           $30.669        17,104,721
  12/31/1999                  $30.669           $51.748        18,875,171


                   WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                              NUMBER OF
                        ACCUMULATION                        ACCUMULATION
                       UNIT VALUE AT      ACCUMULATION         UNITS
                        BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                           PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1993(1)-12/31/1993     $10.000           $11.243          2,518,263
  12/31/1994                 $11.243           $11.027          6,504,999
  12/31/1995                 $11.027           $13.555          7,498,916
  12/31/1996                 $13.555           $15.372         12,770,554
  12/31/1997                 $15.372           $18.471         15,124,297
  12/31/1998                 $18.471           $19.969         16,461,563
  12/31/1999                 $19.969           $22.069         16,136,973

                       WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                               NUMBER OF
                         ACCUMULATION                        ACCUMULATION
                        UNIT VALUE AT      ACCUMULATION         UNITS
                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                            PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1993(1)-12/31/1993     $10.000           $12.354         2,059,530
  12/31/1994                 $12.354           $11.286         5,547,915
  12/31/1995                 $11.286           $16.337         6,434,051
  12/31/1996                 $16.337           $19.152         9,376,917
  12/31/1997                 $19.152           $22.938        11,279,603
  12/31/1998                 $22.938           $31.063        12,278,821
  12/31/1999                 $31.063           $62.846        14,178,995


                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                               NUMBER OF
                         ACCUMULATION                        ACCUMULATION
                        UNIT VALUE AT      ACCUMULATION         UNITS
                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                            PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.782          1,165,716
  12/31/1995                 $ 9.782           $13.313          4,538,244
  12/31/1996                 $13.313           $14.500          6,954,084
  12/31/1997                 $14.500           $17.766          9,141,315
  12/31/1998                 $17.766           $26.048         10,807,100
  12/31/1999                 $26.048           $43.416         13,252,453

                          WRL AEGON BALANCED SUBACCOUNT
                                                              NUMBER OF
                         ACCUMULATION                        ACCUMULATION
                        UNIT VALUE AT      ACCUMULATION         UNITS
                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                            PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.339           849,727
  12/31/1995                 $ 9.339           $11.032         1,456,512
  12/31/1996                 $11.032           $12.045         2,385,500
  12/31/1997                 $12.045           $13.909         3,156,354
  12/31/1998                 $13.909           $14.666         4,024,017
  12/31/199                  $14.666           $14.900         4,467,001


                    WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                               NUMBER OF
                         ACCUMULATION                        ACCUMULATION
                        UNIT VALUE AT      ACCUMULATION         UNITS
                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                            PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.453            400,544
  12/31/1995                 $ 9.453           $11.676            863,789
  12/31/1996                 $11.676           $12.853          1,553,811
  12/31/1997                 $12.853           $15.799          2,315,992
  12/31/1998                 $15.799           $16.055          3,248,069
  12/31/1999                 $16.055           $15.127          3,023,724

                      WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                               NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  1/3/1995(1)-12/31/1995     $10.000           $11.843           6,104,685
  12/31/1996                 $11.843           $13.363           9,397,631
  12/31/1997                 $13.363           $15.363          12,633,177
  12/31/1998                 $15.363           $16.411          14,496,370
  12/31/1999                 $16.411           $15.270          10,938,985


                         WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                NUMBER OF
                        ACCUMULATION                        ACCUMULATION
                       UNIT VALUE AT      ACCUMULATION         UNITS
                        BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                           PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1996(1)-12/31/1996     $10.000           $10.773         1,164,233
  12/31/1997                 $10.773           $12.220         2,618,284
  12/31/1998                 $12.220           $12.348         3,043,446
  12/31/1999                 $12.348           $16.297         3,137,092


                         WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1996(1)-12/31/1996     $10.000           $11.213          2,118,820
  12/31/1997                 $11.213           $13.827          7,035,132
  12/31/1998                 $13.827           $12.983          7,102,945
  12/31/1999                 $12.983           $13.820          5,579,088

                     WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                                  NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1997(1)-12/31/1997     $10.000           $10.601           1,050,984
  12/31/1998                 $10.601           $11.797           1,642,437
  12/31/1999                 $11.797           $14.536           1,407,842


                         WRL GE U.S. EQUITY SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1997(1)-12/31/1997     $10.000           $12.526           2,141,414
  12/31/1998                 $12.526           $15.177           4,840,127
  12/31/1999                 $15.177           $17.721           6,781,197


                        WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                       NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1998(1)-12/31/1998     $10.000           $ 9.187               1,025,234
  12/31/1999                 $ 9.187           $10.483                 968,035

               WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                               NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1998(1)-12/31/1998     $10.000           $8.427           157,193
  12/31/1999                 $ 8.427           $7.996           203,365

                       WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                                                                       NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.640               503,875


                     WRL GOLDMAN SACHS SMALL CAP SUBACCOUNT
                                                               NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.631           166,378


                  WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                                                                NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $9.173           691,875

                     WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                                                                       NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $13.719               359,295


                         WRL SALOMON ALL CAP SUBACCOUNT
                                                                NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.449          425,168


                  WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                                                                NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $17.633        1,452,014


                         WRL DREYFUS MID CAP SUBACCOUNT
                                                               NUMBER OF
                          ACCUMULATION                        ACCUMULATION
                         UNIT VALUE AT      ACCUMULATION         UNITS
                          BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                             PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $10.620         209,699

SUBACCOUNTS WITH SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.65%:

                     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.046          2,500


                            WRL AEGON BOND SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $9.979             2,500


                           WRL JANUS GROWTH SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.870           2,500


                           WRL JANUS GLOBAL SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $11.387                2,500

                    WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.316           2,500


                       WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $12.108            2,500


                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                                  NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $11.705            2,500


                          WRL AEGON BALANCED SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.001            2,500

                     WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.074             2,500


                      WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $9.907                 2,500


                          WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.053            2,500


                         WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.421            2,500

                     WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $11.124           2,500


                          WRL GE U.S. EQUITY SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.424                2,500


                        WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.660                2,500


                WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                                  NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.398                2,500

                       WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.731            2,500


                     WRL GOLDMAN SACHS SMALL CAP SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.891            2,500


                   WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                                                                  NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $9.872             2,500


                      WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $11.398            2,500

                         WRL SALOMON ALL CAP SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.459            2,500


                   WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $12.092            2,500


                         WRL DREYFUS MID CAP SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  11/29/1999(1)-12/31/1999     $10.000           $10.510            2,500

(1) Commencement of operations of these subaccounts.

     Because the WRL Value Line Aggressive Growth, WRL Great Companies -- America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000 and because Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 were not offered under this prospectus until May 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

APPENDIX B
HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STANDARDIZED PERFORMANCE DATA

     We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J.P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.74%; and the effective yield was 3.81%, assuming no surrender and selection of the standard death benefit.

     OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment under a Contract in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

     The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.

     The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

     Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 are shown in Tables 1 and 2 below. Although the Contract did not exist during the periods shown in Tables 1 and 2, the returns of the subaccounts shown have been adjusted to reflect current subaccount charges imposed under the Contract. Total returns shown in Table 1 reflect deductions of 1.00% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge (based on an average Contract size of $22,025, the annual Contract charge translates into a charge of 0.14%). Total returns shown in Table 2 reflect the standardized total returns of Table 1, adjusted to reflect 1.25% for the mortality and expense risk charge (assuming selection of the compounding minimum death benefit), 0.40% for the administrative charge, and $30 for the annual Contract charge. THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE OF 0.30% OF MINIMUM ANNUITIZATION VALUE ("MAV") HAS NOT BEEN DEDUCTED. Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the surrender charge is deducted.

                                        TABLE 1
              STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
               (ASSUMES SURRENDER AND SELECTION OF STANDARD DEATH BENEFIT
                    WITHOUT GUARANTEED MINIMUM DEATH BENEFIT RIDER)
                    (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)
                                                                    1 YEAR      5 YEARS
                                                                     ENDED       ENDED
 SUBACCOUNT                                                        12/31/99    12/31/99
  WRL J.P. Morgan Money Market*                                       -3.75%       3.01%
  WRL AEGON Bond                                                     -11.42%      5.20%
  WRL Janus Growth                                                    50.24%     37.69%
  WRL Janus Global                                                    61.50%     30.79%
  WRL LKCM Strategic Total Return                                      3.36%     14.39%
  WRL VKAM Emerging Growth                                            95.04%     40.73%
  WRL Alger Aggressive Growth                                         59.45%     34.44%
  WRL AEGON Balanced                                                  -5.55%      9.21%
  WRL Federated Growth & Income                                      -12.91%      9.27%
  WRL Dean Asset Allocation                                          -14.08%       N/A
  WRL C.A.S.E. Growth                                                 24.80%       N/A
  WRL NWQ Value Equity                                                -0.70%       N/A
  WRL GE International Equity                                         16.05%       N/A
  WRL GE U.S. Equity                                                   9.60%       N/A
  WRL Third Avenue Value                                               6.95%       N/A
  WRL J.P. Morgan Real Estate Securities                             -12.24%       N/A
  WRL Goldman Sachs Growth                                              N/A        N/A
  WRL Goldman Sachs Small Cap                                           N/A        N/A
  WRL T. Rowe Price Dividend Growth                                     N/A        N/A
  WRL T. Rowe Price Small Cap                                           N/A        N/A
  WRL Salomon All Cap                                                   N/A        N/A
  WRL Pilgrim Baxter Mid Cap Growth                                     N/A        N/A
  WRL Dreyfus Mid Cap                                                   N/A        N/A
  WRL Value Line Aggressive Growth                                      N/A        N/A
  WRL Great Companies -- America(SM)                                    N/A        N/A
  WRL Great Companies -- Technology(SM)                                 N/A        N/A
  Fidelity VIP Equity-Income Portfolio --
    Service Class 2                                                     N/A        N/A
  Fidelity VIP II Contrafund/registered trademark/ Portfolio --
    Service Class 2                                                     N/A        N/A
  Fidelity VIP III Growth Opportunities Portfolio --
    Service Class 2                                                     N/A        N/A

                                                                  10 YEARS   INCEPTION OF THE    SUBACCOUNT
                                                                    ENDED      SUBACCOUNT TO     INCEPTION
 SUBACCOUNT                                                       12/31/99      12/31/99**         DATE**
WRL J.P. Morgan Money Market*                                    3.18%       3.44%               02/24/1989
  WRL AEGON Bond                                                     5.70%           6.39%      02/24/1989
  WRL Janus Growth                                                  21.79%          23.17%      02/24/1989
  WRL Janus Global                                                  N/A             26.11%      12/03/1992
  WRL LKCM Strategic Total Return                                   N/A             12.10%      03/01/1993
  WRL VKAM Emerging Growth                                          N/A             30.74%      03/01/1993
  WRL Alger Aggressive Growth                                       N/A             28.40%      03/01/1994
  WRL AEGON Balanced                                                N/A              6.67%      03/01/1994
  WRL Federated Growth & Income                                     N/A              6.95%      03/01/1994
  WRL Dean Asset Allocation                                         N/A              8.24%      01/03/1995
  WRL C.A.S.E. Growth                                               N/A             16.52%      05/01/1995
  WRL NWQ Value Equity                                              N/A              8.08%      05/01/1996
  WRL GE International Equity                                       N/A             11.69%      01/02/1997
  WRL GE U.S. Equity                                                N/A             19.65%      01/02/1997
  WRL Third Avenue Value                                            N/A             -1.17%      01/02/1998
  WRL J.P. Morgan Real Estate Securities                            N/A            -17.27%      05/01/1998
  WRL Goldman Sachs Growth                                          N/A              9.30%      05/03/1999
  WRL Goldman Sachs Small Cap                                       N/A              9.20%      05/03/1999
  WRL T. Rowe Price Dividend Growth                                 N/A            -15.35%      05/03/1999
  WRL T. Rowe Price Small Cap                                       N/A             30.07%      05/03/1999
  WRL Salomon All Cap                                               N/A              7.39%      05/03/1999
  WRL Pilgrim Baxter Mid Cap Growth                                 N/A             69.17%      05/03/1999
  WRL Dreyfus Mid Cap                                               N/A             -0.90%      05/03/1999
  WRL Value Line Aggressive Growth                                  N/A               N/A       05/01/2000
  WRL Great Companies -- America(SM)                                N/A               N/A       05/01/2000
  WRL Great Companies -- Technology(SM)                             N/A               N/A       05/01/2000
  Fidelity VIP Equity-Income Portfolio --
    Service Class 2                                                 N/A               N/A       05/01/2000
  Fidelity VIP II Contrafund/registered trademark/ Portfolio --
    Service Class 2                                                 N/A               N/A       05/01/2000
  Fidelity VIP III Growth Opportunities Portfolio --
    Service Class 2                                                 N/A               N/A       05/01/2000

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.
                                    TABLE 2
          STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                      (ASSUMES SURRENDER AND SELECTION OF
                       COMPOUNDING MINIMUM DEATH BENEFIT
                WITHOUT GUARANTEED MINIMUM DEATH BENEFIT RIDER)
                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.65%)

                                                                     1 YEAR     5 YEARS    10 YEARS   INCEPTION OF THE  SUBACCOUNT
                                                                      ENDED       ENDED      ENDED      SUBACCOUNT TO    INCEPTION
SUBACCOUNT                                                          12/31/99    12/31/99   12/31/99      12/31/99**        DATE**
  WRL J.P. Morgan Money Market*                                       -3.86%      2.64%      2.90%           3.16%     02/24/1989
  WRL AEGON Bond                                                     -11.52%      4.82%      5.43%           6.11%     02/24/1989
  WRL Janus Growth                                                    50.07%     37.21%     21.43%          22.81%     02/24/1989
  WRL Janus Global                                                    61.32%     30.33%       N/A           25.64%     12/03/1992
  WRL LKCM Strategic Total Return                                      3.24%     13.99%       N/A           11.68%     03/01/1993
  WRL VKAM Emerging Growth                                            94.82%     40.24%       N/A           30.26%     03/01/1993
  WRL Alger Aggressive Growth                                         59.27%     33.97%       N/A           27.94%     03/01/1994
  WRL AEGON Balanced                                                  -5.65%      8.82%       N/A            6.28%     03/01/1994
  WRL Federated Growth & Income                                      -13.01%      8.89%       N/A            6.56%     03/01/1994
  WRL Dean Asset Allocation                                          -14.18%       N/A        N/A            7.86%     01/03/1995
  WRL C.A.S.E. Growth                                                 24.66%       N/A        N/A           16.23%     05/01/1995
  WRL NWQ Value Equity                                                 0.81%       N/A        N/A            7.72%     05/01/1996
  WRL GE International Equity                                         15.92%       N/A        N/A           11.33%     01/02/1997
  WRL GE U.S. Equity                                                   9.48%       N/A        N/A           19.27%     01/02/1997
  WRL Third Avenue Value                                               6.83%       N/A        N/A           -1.44%     01/02/1998
  WRL J.P. Morgan Real Estate Securities                             -12.34%       N/A        N/A          -17.48%     05/01/1998
  WRL Goldman Sachs Growth                                              N/A        N/A        N/A            9.27%     05/03/1999
  WRL Goldman Sachs Small Cap                                           N/A        N/A        N/A            9.18%     05/03/1999
  WRL T. Rowe Price Dividend Growth                                     N/A        N/A        N/A          -15.37%     05/03/1999
  WRL T. Rowe Price Small Cap                                           N/A        N/A        N/A           30.04%     05/03/1999
  WRL Salomon All Cap                                                   N/A        N/A        N/A            7.36%     05/03/1999
  WRL Pilgrim Baxter Mid Cap Growth                                     N/A        N/A        N/A           69.14%     05/03/1999
  WRL Dreyfus Mid Cap                                                   N/A        N/A        N/A           -0.92%     05/03/1999
  WRL Value Line Aggressive Growth                                      N/A        N/A        N/A             N/A      05/01/2000
  WRL Great Companies -- America(SM)                                    N/A        N/A        N/A             N/A      05/01/2000
  WRL Great Companies -- Technology(SM)                                 N/A        N/A        N/A             N/A      05/01/2000
  Fidelity VIP Equity-Income Portfolio --
    Service Class 2                                                     N/A        N/A        N/A             N/A      05/01/2000
  Fidelity VIP II Contrafund/registered trademark/ Portfolio --
    Service Class 2                                                     N/A        N/A        N/A             N/A      05/01/2000
  Fidelity VIP III Growth Opportunities Portfolio --
    Service Class 2                                                     N/A        N/A        N/A             N/A      05/01/2000

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.

NON-STANDARDIZED PERFORMANCE DATA

     In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

     We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

     All non-standardized performance data will be advertised only if the standardized performance data as shown in Tables 1 and 2 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

     Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 are shown in Table 3 below. Total returns shown reflect deductions of 1.00% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge and $30 for the annual Contract charge (based on an average Contract size of $22,025, the annual Contract charge translates into a charge of 0.14%). Total returns shown in Table 4 reflect the non-standardized total returns of Table 3 adjusted to reflect 1.25% for the mortality and expense risk charge (assuming selection of the compounding minimum death benefit), 0.40% for the administrative charge, and $30 for the annual Contract charge. THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE OF 0.30% OF MAV HAS NOT BEEN DEDUCTED. The non-standardized average annual total return figures shown in Tables 3 and 4 are based on the assumption that the Contract is not surrendered, and therefore the surrender charge is not imposed.

                                    TABLE 3
                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         (ASSUMES NO SURRENDER AND SELECTION OF STANDARD DEATH BENEFIT
                WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER)
                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                                   1 YEAR     5 YEARS    10 YEARS   INCEPTION OF THE   SUBACCOUNT
                                                                    ENDED      ENDED      ENDED      SUBACCOUNT TO     INCEPTION
 SUBACCOUNT                                                       12/31/99   12/31/99   12/31/99      12/31/99**         DATE**
 WRL J.P. Morgan Money Market*                                        3.25%      3.71%      3.18%           3.44%      02/24/1989
  WRL AEGON Bond                                                    -4.42%      5.84%      5.70%           6.39%      02/24/1989
  WRL Janus Growth                                                  57.24%     37.91%     21.79%          23.17%      02/24/1989
  WRL Janus Global                                                  68.50%     31.06%       N/A           26.11%      12/03/1992
  WRL LKCM Strategic Total Return                                   10.36%     14.85%       N/A           12.25%      03/01/1993
  WRL VKAM Emerging Growth                                         102.04%     40.94%       N/A           30.80%      03/01/1993
  WRL Alger Aggressive Growth                                       66.45%     34.69%       N/A           28.55%      03/01/1994
  WRL AEGON Balanced                                                 1.45%      9.76%       N/A            7.04%      03/01/1994
  WRL Federated Growth & Income                                     -5.91%      9.83%       N/A            7.32%      03/01/1994
  WRL Dean Asset Allocation                                         -7.08%       N/A        N/A            8.82%      01/03/1995
  WRL C.A.S.E. Growth                                               31.80%       N/A        N/A           17.00%      05/01/1995
  WRL NWQ Value Equity                                               6.30%       N/A        N/A            9.17%      05/01/1996
  WRL GE International Equity                                       23.05%       N/A        N/A           13.27%      01/02/1997
  WRL GE U.S. Equity                                                16.60%       N/A        N/A           21.03%      01/02/1997
  WRL Third Avenue Value                                            13.95%       N/A        N/A            2.33%      01/02/1998
  WRL J.P. Morgan Real Estate Securities                            -5.24%       N/A        N/A          -12.60%      05/01/1998
  WRL Goldman Sachs Growth                                            N/A        N/A        N/A           16.30%      05/03/1999
  WRL Goldman Sachs Small Cap                                         N/A        N/A        N/A           16.20%      05/03/1999
  WRL T. Rowe Price Dividend Growth                                   N/A        N/A        N/A           -8.35%      05/03/1999
  WRL T. Rowe Price Small Cap                                         N/A        N/A        N/A           37.07%      05/03/1999
  WRL Salomon All Cap                                                 N/A        N/A        N/A           14.39%      05/03/1999
  WRL Pilgrim Baxter Mid Cap Growth                                   N/A        N/A        N/A           76.17%      05/03/1999
  WRL Dreyfus Mid Cap                                                 N/A        N/A        N/A            6.10%      05/03/1999
  WRL Value Line Aggressive Growth                                    N/A        N/A        N/A             N/A       05/01/2000
  WRL Great Companies -- America(SM)                                  N/A        N/A        N/A             N/A       05/01/2000
  WRL Great Companies -- Technology(SM)                               N/A        N/A        N/A             N/A       05/01/2000
  Fidelity VIP Equity-Income Portfolio --
    Service Class 2                                                   N/A        N/A        N/A             N/A       05/01/2000
  Fidelity VIP II Contrafund/registered trademark/ Portfolio --
    Service Class 2                                                   N/A        N/A        N/A             N/A       05/01/2000
  Fidelity VIP III Growth Opportunities Portfolio --
    Service Class 2                                                   N/A        N/A        N/A             N/A       05/01/2000

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.

                                                            TABLE 4
                                             NON-STANDARDIZED AVERAGE TOTAL RETURNS
                                             (ASSUMES NO SURRENDER AND SELECTION OF
                                             COMPOUNDING MINIMUM DEATH BENEFIT AND
                                        WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER)
                                        (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.65%)

                                                                   1 YEAR     5 YEARS   10 YEARS   INCEPTION OF THE   SUBACCOUNT
                                                                    ENDED      ENDED      ENDED      SUBACCOUNT TO    INCEPTION
 SUBACCOUNT                                                       12/31/99   12/31/99   12/31/99      12/31/99**        DATE**
  WRL J.P. Morgan Money Market*                                      3.14%      3.35%      2.90%           3.16%     02/24/1989
  WRL AEGON Bond                                                    -4.52%      5.48%      5.43%           6.11%     02/24/1989
  WRL Janus Growth                                                  57.07%     37.43%     21.43%          22.81%     02/24/1989
  WRL Janus Global                                                  68.32%     30.61%       N/A           25.64%     12/03/1992
  WRL LKCM Strategic Total Return                                   10.24%     14.46%       N/A           11.83%     03/01/1993
  WRL VKAM Emerging Growth                                         101.82%     40.45%       N/A           30.32%     03/01/1993
  WRL Alger Aggressive Growth                                       66.27%     34.22%       N/A           28.09%     03/01/1994
  WRL AEGON Balanced                                                 1.35%      9.38%       N/A            6.66%     03/01/1994
  WRL Federated Growth & Income                                     -6.01%      9.45%       N/A            6.93%     03/01/1994
  WRL Dean Asset Allocation                                         -7.18%       N/A        N/A            8.45%     01/03/1995
  WRL C.A.S.E. Growth                                               31.66%       N/A        N/A           16.72%     05/01/1995
  WRL NWQ Value Equity                                               6.19%       N/A        N/A            8.82%     05/01/1996
  WRL GE International Equity                                       22.92%       N/A        N/A           12.93%     01/02/1997
  WRL GE U.S. Equity                                                16.48%       N/A        N/A           20.67%     01/02/1997
  WRL Third Avenue Value                                            13.83%       N/A        N/A            2.07%     01/02/1998
  WRL J.P. Morgan Real Estate Securities                            -5.34%       N/A        N/A          -12.80%     05/01/1998
  WRL Goldman Sachs Growth                                            N/A        N/A        N/A           16.27%     05/03/1999
  WRL Goldman Sachs Small Cap                                         N/A        N/A        N/A           16.18%     05/03/1999
  WRL T. Rowe Price Dividend Growth                                   N/A        N/A        N/A           -8.37%     05/03/1999
  WRL T. Rowe Price Small Cap                                         N/A        N/A        N/A           37.04%     05/03/1999
  WRL Salomon All Cap                                                 N/A        N/A        N/A           14.36%     05/03/1999
  WRL Pilgrim Baxter Mid Cap Growth                                   N/A        N/A        N/A           76.14%     05/03/1999
  WRL Dreyfus Mid Cap                                                 N/A        N/A        N/A            6.08%     05/03/1999
  WRL Value Line Aggressive Growth                                    N/A        N/A        N/A             N/A      05/01/2000
  WRL Great Companies -- America(SM)                                  N/A        N/A        N/A             N/A      05/01/2000
  WRL Great Companies -- Technology(SM)                               N/A        N/A        N/A             N/A      05/01/2000
  Fidelity VIP Equity-Income Portfolio --
    Service Class 2                                                   N/A        N/A        N/A             N/A      05/01/2000
  Fidelity VIP II Contrafund/registered trademark/ Portfolio --
    Service Class 2                                                   N/A        N/A        N/A             N/A      05/01/2000
  Fidelity VIP III Growth Opportunities Portfolio --
    Service Class 2                                                   N/A        N/A        N/A             N/A      05/01/2000

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.

     ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

     Because the separate account has been invested in portfolio shares since the inception of the class of portfolio shares held by the separate account, the adjusted historic portfolio data for the Contract corresponds to the performance data displayed in Tables 1 through 4 of Appendix B.


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